Trade Accounts Receivable, Net - Doubtful Accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade Accounts Receivable, Net
At January 1	$ (1,774,151)	$ (2,032,034)
Expected credit losses	(1,294,362)	(1,063,651)
Write-off of receivables	1,313,016	1,321,534
Spun-off Businesses	76,994
At December 31	$ (1,678,503)	$ (1,774,151)